Full Version

Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 28, 2015, unless otherwise noted below.

General Items:

Effective May 29, 2015, please delete all references to Fiduciary Asset Management LLC and replace with Ziegler Capital Management, LLC.

This supplement reflects the following fund change and associated Investment Sub-Adviser change:

Current Fund (and Sub-Adviser)	New Fund Name (and Sub-Adviser)
JNL/Franklin Templeton Frontier Markets Fund (Sub-Adviser: Templeton Asset Management Ltd.)	JNL/Mellon Capital Frontier Markets 100 Index Fund (Sub-Adviser: Mellon Capital Management Corporation)

As a result of the above fund change, please delete all references to the JNL/Franklin Templeton Frontier Markets Fund and replace them with the JNL/Mellon Capital Frontier Markets 100 Index Fund.

This supplement discloses the following fund mergers:

Acquired Fund	Acquiring Fund
1) JNAM Guidance – Equity Income Fund, a series of Jackson Variable Series Trust	JNL/The Boston Company Equity Income Fund, a series of Jackson Variable Series Trust
2) JNL/Franklin Templeton Natural Resources Fund, a series of Jackson Variable Series Trust	JNL/BlackRock Natural Resources Fund, a series of JNL Series Trust

As a result of the above mergers, please remove all references to the following funds:

JNAM Guidance – Equity Income Fund
JNL/Franklin Templeton Natural Resources Fund

Please delete “VIII. Privacy Policy Statement” from the Table of Contents and replace it with the following item:

VIII.        Appendix A

JNL/DFA U.S. Micro Cap Fund:

In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management,” for the JNL/DFA U.S. Micro Cap Fund, please remove the line item relating to Bhanu P. Singh and add the following:

Name:	Joined Fund Management Team In:	Title:
Joel Schneider	July 2015	Senior Portfolio Manager and Vice President, DFA

JNL/Franklin Templeton Frontier Markets Fund:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for the JNL/Franklin Templeton Frontier Markets Fund in its entirety and replace it with the following:

JNL/Mellon Capital Frontier Markets 100 Index Fund
(formerly, JNL/Franklin Templeton Frontier Markets Fund)

Investment Objective.  The investment objective of the JNL/Mellon Capital Frontier Markets 100 Index Fund (the “Fund”) is to track the performance of the MSCI Frontier Markets 100 Index, which measures the investment returns of stocks issued by companies in frontier market countries.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.80%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or the “Adviser”).

[2]	Expense information has been restated to reflect current fees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$82	$255	$444	$990

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

The portfolio turnover reflected above reflects the Fund’s results when managed by the previous sub-adviser, Templeton Asset Management Ltd., utilizing an active investment strategy.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Frontier Markets 100 Index (the “Index”), including depositary receipts representing interests in securities included in the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and/or European Depositary receipts (“EDRs”).

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis, but attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index, in relatively the same proportions as those stocks are represented in the Index.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

As of April 30, 2015, the Index considers “frontier markets countries” to include Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, and Vietnam.

The Fund may also invest in derivative securities (typically, futures contracts) and exchange-traded funds (typically, frontier markets, emerging markets, and/or single country exchange-traded funds) for the purpose of managing cash flows and converting balance sheet accruals into equity positions.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also concentrated.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Concentration risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies and in securities that trade, or receive revenues, in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency will decline in value relative to the currency being hedged. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and, speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.  Depositary receipts may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.
•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets.  Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  As a result of these risks, investments in emerging market securities tend to be more volatile than investments in developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions.  This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.   There may be less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  When a Fund enters into certain contracts with counterparties, such as over-the-counter derivatives contracts, it faces the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.  If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of the Fund.  The performance information shown reflects the Fund’s results when managed by the previous sub-adviser, Templeton Asset Management, Ltd., utilizing an active investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective September 28, 2015, in conjunction with the change in the Fund’s investment objective to track the performance of the MSCI Frontier Markets 100 Index, the Fund replaced the MSCI Frontier Markets Index with the MSCI Frontier Markets 100 Index as its benchmark.

Annual Total Returns as of December 31

Best Quarter (ended 12/31/2013): 7.95%; Worst Quarter (ended 12/31/2014): -18.28%

Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (September 10, 2012)
JNL/Mellon Capital Frontier Markets 100 Index Fund	-14.98%	2.18%
MSCI Frontier Markets 100 Index (Fund Benchmark) (Net) (reflects no deduction for fees, expenses or taxes)	4.99%	16.24%
MSCI Frontier Markets Index (Net) (reflects no deduction for fees, expenses or taxes)	6.84%	17.08%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC. Effective April 27, 2015, Jackson National Asset Management, LLC became the Investment Adviser to the Fund.

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”). Effective September 28, 2015, Mellon Capital became the Sub-Adviser to the Fund.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	September 2015	Managing Director, Mellon Capital
Richard A. Brown	September 2015	Managing Director, Mellon Capital
Thomas J. Durante	September 2015	Managing Director, Mellon Capital

Purchase and Redemption of Fund Shares
Only separate accounts and qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including funds of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in the Fund or through a qualified plan in which you are a participant.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund’s shareholders are separate accounts and qualified plans of Jackson or Jackson NY and mutual funds owned directly or indirectly by them.  Accordingly, the Fund’s dividends and other distributions are not taxable to you, the contract owner or plan participant, and no discussion is included about the Federal personal income tax consequences to you.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion therein of those consequences.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

JNL/Nicholas Convertible Arbitrage Fund:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the sub-section “Principal Investment Strategies,” for the JNL/Nicholas Convertible Arbitrage Fund in its entirety and replace it with the following:

Principal Investment Strategies.  The Fund’s investment strategy focuses on taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.  In seeking to identify potential investments, Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), implements an investment approach that focuses on individual issuers, particularly small- and mid-capitalization issuers, through a combination of traditional credit analysis and fundamental and quantitative equity research.

The Fund may gain exposure to convertible securities through “synthetic” means, including Equity-Linked Notes (“ELNs”).   The ELNs in which the Fund expects to invest typically will be unsecured senior bonds with returns linked to underlying equity securities (e.g., a single stock or basket of stocks) selected by the Sub-Adviser.  Similar to the Sub-Adviser’s investment strategy with respect to convertible securities, the Sub-Adviser generally will hedge the Fund’s investments in ELNs and other synthetic convertible securities by taking short positions in shares of the underlying equity exposure.  Under normal market conditions, the Fund’s exposure to ELNs would typically not exceed 10% of the Fund’s total market value.

In the section entitled “Summary Overview of Each Fund” for the JNL/Nicholas Convertible Arbitrage Fund, under “Principal Risks of Investing in the Fund,” please add the following risks:

•
Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance – Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, and JNAM Guidance – Real Assets Fund:

In the prospectus section entitled “Additional Information About Each Fund” under “Principal Investment Strategies” for JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance – Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, and JNAM Guidance – Real Assets Fund, please delete the table and replace it with the following:

Domestic/Global Equity	Domestic/Global Fixed Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Harris Oakmark Global Equity Fund	JNL Investors Series Trust
JNL/Invesco Large Cap Growth Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Total Return Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund	International Fixed Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Oppenheimer Global Growth Fund	International
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund	Jackson Variable Series Trust
JNL/PPM America Value Equity Fund	JNL/Mellon Capital Frontier Markets 100 Index Fund

Domestic/Global Equity	Domestic/Global Fixed Income
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	JNL Series Trust
JNL/WMC Value Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/S&P Competitive Advantage Fund	JNL/Eastspring Investments China-India Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Intrinsic Value Fund	JNL/Invesco International Growth Fund
JNL/S&P Total Yield Fund	JNL/Causeway International Value Select Fund
JNL/Lazard Emerging Markets Fund
JNL Variable Fund LLC	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
Risk Management	JNL/Oppenheimer Emerging Markets Innovator Fund

JNL Series Trust	Tactical Management
JNL/AB Dynamic Asset Allocation Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund	Alternative Strategies

Alternative Assets	Jackson Variable Series Trust
JNL/AQR Risk Parity Fund
Jackson Variable Series Trust	JNL/BlackRock Global Long Short Credit Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Van Eck International Gold Fund	JNL/FAMCO Flex Core Covered Call Fund
JNL/PPM America Long Short Credit Fund
JNL Series Trust	JNL/Neuberger Berman Currency Fund
JNL/BlackRock Natural Resources Fund	JNL/Nicholas Convertible Arbitrage Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Invesco Global Real Estate Fund	JNL Series Trust
JNL/Red Rocks Listed Private Equity Fund	JNL Multi-Manager Alternative Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Westchester Capital Event Drive Fund

JNL/DFA U.S. Micro Cap Fund:

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Sub-Adviser and Portfolio Management,” for the JNL/DFA U.S. Micro Cap Fund, please delete the fifth paragraph and replace it with the following:

Joel Schneider is a Senior Portfolio Manager and Vice President of DFA. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, a MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined DFA in 2011, has been a portfolio manager since 2013, and has been responsible for the Fund since July 2015.

JNL/FAMCO Flex Core Covered Call Fund:

Effective May 29, 2015, in the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Sub-Adviser and Portfolio Management,” for the JNL/FAMCO Flex Core Covered Call Fund, please delete the first paragraph in its entirety and replace with the following paragraph:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Ziegler Capital Management, LLC (“Ziegler”), located at 70 West Madison Street, Suite 2400, Chicago, IL 60602.  Ziegler is an SEC registered investment adviser providing discretionary investment advisor services to a variety of clients.  As of June 30, 2015, Ziegler had approximately $8.8 billion in assets under management.

JNL/Franklin Templeton Frontier Markets Fund:

In the prospectus section entitled “Additional Information About Each Fund,” please delete the fund description for the JNL/Franklin Templeton Frontier Markets Fund in its entirety and replace it with the following:

JNL/Mellon Capital Frontier Markets 100 Index Fund
(formerly, JNL/Franklin Templeton Frontier Markets Fund)

Investment Objective.  The investment objective of the JNL/Mellon Capital Frontier Markets 100 Index Fund (the “Fund”) is to track the performance of the MSCI Frontier Markets 100 Index, which measures the investment returns of stocks issued by companies in frontier market countries.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Frontier Markets 100 Index (the “Index”), including depositary receipts representing interests in securities included in the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) or European Depositary receipts (“EDRs”).

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis, but attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index, in relatively the same proportions as those stocks are represented in the Index.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

As of June 30, 2015, the market capitalization range of the Index is $158 million to $6,543 million.

When attempting to replicate a capitalization-weighted index such as the Index, portfolio turnover is typically limited to what the index adds and deletes over time, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require additional rebalancing as a result of market movement; rather, it is rebalanced automatically with the change in share price.

As of April 30, 2015, the Index considers “frontier markets countries” to include Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, and Vietnam.

The Fund may also invest in derivative securities (typically, futures contracts) and exchange-traded funds (typically, frontier markets, emerging markets, and/or single country exchange-traded funds) for the purpose of managing cash flows and converting balance sheet accruals into equity positions.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also concentrated.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Concentration risk
•	Counterparty risk
•	Currency risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	Liquidity risk
•	Market risk
•	Non-diversification risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 16 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is a Managing Director, Equity Portfolio Management at Mellon Capital.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 19 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.

Thomas Durante, CFA, Managing Director, Equity Portfolio Management has been at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 32 years of investment experience, and 14 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders for the period ended June 30, 2015.

JNL/Nicholas Convertible Arbitrage Fund:

In the prospectus section entitled “Additional Information About Each Fund,” please delete the first paragraph in the sub-section “Principal Investment Strategies,” for the JNL/Nicholas Convertible Arbitrage Fund in its entirety and replace it with the following:

Principal Investment Strategies.  The Fund’s investment strategy focuses on taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.  In seeking to identify potential investments, Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), implements an investment approach that focuses on individual issuers, particularly small- and mid-capitalization issuers, through a combination of traditional credit analysis and fundamental and quantitative equity research.

The Fund may gain exposure to convertible securities through “synthetic” means, including Equity-Linked Notes (“ELNs”).   The ELNs in which the Fund expects to invest typically will be unsecured senior bonds with returns linked to underlying equity securities (e.g., a single stock or basket of stocks) selected by the Sub-Adviser.  ELNs may be used to provide the Fund with exposure to issuers and market segments that do not offer, or offer limited, convertible securities. Similar to the Sub-Adviser’s investment strategy with respect to convertible securities, the Sub-Adviser generally will hedge the Fund’s investments in ELNs and other synthetic convertible securities by taking short positions in shares of the underlying equity exposure.  Under normal market conditions, the Fund’s exposure to ELNs would typically not exceed 10% of the Fund’s total market value.

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “Principal Risks of Investing in the Fund,” for the JNL/Nicholas Convertible Arbitrage Fund, please add “Counterparty risk” and “Credit risk.”

JNL/The Boston Company Equity Income Fund:

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/The Boston Company Equity Income Fund, please delete “Growth investing risk.”

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Sub-Adviser and Portfolio Management,” for the JNL/The Boston Company Equity Income Fund, please delete the first sentence of the first paragraph in its entirety and replace with the following sentence:

The Sub-Adviser to the Fund is The Boston Company Asset Management LLC (“The Boston Company”), located at One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108.

JNL/Franklin Templeton Frontier Markets Fund:

In the prospectus section entitled “Management of the Trust,” sub-section entitled “Advisory Fee,” please replace the row in the table for the JNL/Franklin Templeton Frontier Markets Fund with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate Fee Paid to Adviser in Most Recent Fiscal year (Annual Rate Based on Average Net Assets of Each Fund)
JNL/Mellon Capital Frontier Markets 100 Fund	$0 to $500 million Over $500 million	0.40% 0.35%	1.40% [2]
2 As of September 21, 2015, the annual advisory fee rate was reduced from 1.40% on assets up to $1 billion and 1.35% on assets over $1 billion to 0.40% on assets up to $500 million and 0.35% on assets over $500 million (stated as a percentage of the average daily net assets of the Fund).

General Items:

Effective October 1, 2015, in the prospectus section entitled “Management of the Trust,” please delete the sub-section entitled “Administrative Fee,” in its entirety and replace with the following:

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth in the table below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, and a portion of the Chief Compliance Officer costs, directors and officers insurance, and the fees and expenses of the independent Trustees and of independent legal counsel to the independent Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee (Annual Rate Based on Daily Net Assets of each Fund)
JNAM Guidance – Interest Rate Opportunities Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Conservative Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Moderate Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Growth Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Moderate Growth Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Maximum Growth Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Alt 100 Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Equity 100 Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Fixed Income 100 Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Real Assets Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNL Tactical ETF Conservative Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL Tactical ETF Moderate Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL Tactical ETF Growth Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/American Funds® Global Growth Fund	$0 to $3 billion Over $3 billion	.10% .09%
JNL/American Funds® Growth Fund	$0 to $3 billion Over $3 billion	.10% .09%
JNL/AQR Risk Parity Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/BlackRock Global Long Short Credit Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/DFA U.S. Micro Cap Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/DoubleLine® Total Return Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Epoch Global Shareholder Yield Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/FAMCO Flex Core Covered Call Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Mellon Capital Frontier Markets 100 Index Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Neuberger Berman Currency Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	$0 to $3 billion Over $3 billion	.15% .13%

Funds	Assets	Administrative Fee (Annual Rate Based on Daily Net Assets of each Fund)
JNL/Nicholas Convertible Arbitrage Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/PIMCO Credit Income Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/PPM America Long Short Credit Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/The Boston Company Equity Income Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/The London Company Focused U.S. Equity Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Van Eck International Gold Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/WCM Focused International Equity Fund	$0 to $3 billion Over $3 billion	.15% .13%

In the prospectus section entitled “Financial Highlights,” please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2015 (semi-annual report) has not been audited.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNAM Guidance - Interest Rate Opportunities Fund

06/30/2015	$9.79	$0.04	$(0.05)	$(0.01)	$–		$–		$9.78	(0.10)%	$51,606	35%	0.25%	0.25%	0.86%
12/31/2014	9.84	0.09	0.01	0.10	(0.14)		(0.01)		9.79	1.05	51,653	13	0.27	0.27	0.85
12/31/2013‡	10.00	0.21	(0.37)	(0.16)	–		–		9.84	(1.60)	31,347	25	0.42	0.42	3.14
JNAM Guidance - Conservative Fund

06/30/2015	10.93	(0.01)	(0.03)	(0.04)	–		–		10.89	(0.37)	129,741	90	0.24	0.24	(0.24)
12/31/2014	10.64	0.19	0.20	0.39	(0.07)		(0.03)		10.93	3.71	105,392	35	0.27	0.27	1.74
12/31/2013	10.62	0.15	(0.06)	0.09	(0.06)		(0.01)		10.64	0.85	58,236	88	0.42	0.42	1.37
12/31/2012*	10.00	0.26	0.36	0.62	–		–		10.62	6.20	25,383	5	0.46	0.46	2.75
JNAM Guidance - Moderate Fund

06/30/2015	11.91	(0.01)	0.16	0.15	–		–		12.06	1.26	414,089	72	0.24	0.24	(0.24)
12/31/2014	11.77	0.12	0.32	0.44	(0.08)		(0.22)		11.91	3.71	357,957	32	0.27	0.27	1.02
12/31/2013	10.53	0.16	1.12	1.28	(0.04)		(0.00	)(g)	11.77	12.15	181,542	77	0.42	0.42	1.45
12/31/2012*	10.00	0.22	0.31	0.53	–		–		10.53	5.30	50,110	7	0.46	0.46	2.40
JNAM Guidance - Growth Fund

06/30/2015	11.33	(0.01)	0.34	0.33	–		–		11.66	2.91	219,665	61	0.24	0.24	(0.24)
12/31/2014	10.94	0.12	0.34	0.46	(0.04)		(0.03)		11.33	4.16	166,251	30	0.26	0.26	1.05
12/31/2013‡	10.00	0.18	0.76	0.94	–		–		10.94	9.40	46,968	16	0.42	0.42	2.47
JNAM Guidance - Moderate Growth Fund

06/30/2015	11.95	(0.01)	0.23	0.22	–		–		12.17	1.84	866,635	39	0.23	0.23	(0.23)
12/31/2014	11.74	0.10	0.39	0.49	(0.07)		(0.21)		11.95	4.11	504,190	33	0.27	0.27	0.87
12/31/2013	10.53	0.13	1.10	1.23	(0.01)		(0.01)		11.74	11.76	266,128	70	0.42	0.42	1.18
12/31/2012*	10.00	0.09	0.44	0.53	–		–		10.53	5.30	70,174	14	0.46	0.46	1.03
JNAM Guidance - Maximum Growth Fund

06/30/2015	12.38	(0.02)	0.40	0.38	–		–		12.76	3.07	233,375	37	0.24	0.24	(0.24)
12/31/2014	12.30	0.08	0.45	0.53	(0.07)		(0.38)		12.38	4.26	119,715	49	0.27	0.27	0.65
12/31/2013	10.38	0.08	1.86	1.94	(0.01)		(0.01)		12.30	18.78	69,844	108	0.42	0.42	0.70
12/31/2012*	10.00	0.09	0.29	0.38	–		–		10.38	3.80	21,318	9	0.46	0.46	0.94
JNAM Guidance - Alt 100 Fund

06/30/2015	10.60	(0.01)	0.15	0.14	–		–		10.74	1.32	512,090	36	0.24	0.24	(0.24)
12/31/2014	10.60	0.11	0.13	0.24	(0.11)		(0.13)		10.60	2.27	349,573	43	0.27	0.27	0.98
12/31/2013	10.23	0.13	0.26	0.39	(0.00	)(g)	(0.02)		10.60	3.88	290,505	57	0.42	0.42	1.28
12/31/2012*	10.00	(0.02)	0.25	0.23	–		–		10.23	2.30	142,016	14	0.46	0.46	(0.23)
JNAM Guidance - Equity 100 Fund

06/30/2015	13.16	(0.02)	0.49	0.47	–		–		13.63	3.57	88,055	69	0.25	0.25	(0.25)
12/31/2014	13.11	0.06	0.58	0.64	(0.07)		(0.52)		13.16	4.84	83,922	137	0.27	0.27	0.43
12/31/2013	10.32	0.17	2.63	2.80	(0.01)		(0.00	)(g)	13.11	27.15	51,507	125	0.42	0.42	1.44
12/31/2012†	10.00	0.25	0.07	0.32	–		–		10.32	3.20	3,837	6	0.48	0.48	8.23

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNAM Guidance - Fixed Income 100 Fund

06/30/2015	$9.88	$(0.01)	$(0.02)	$(0.03)	$–	$–		$9.85	(0.30)%	$84,965	62%	0.24%	0.24%	(0.24)%
12/31/2014	9.79	0.20	0.01	0.21	(0.12)	–		9.88	2.14	48,301	105	0.27	0.27	2.03
12/31/2013	10.08	0.28	(0.53)	(0.25)	(0.04)	(0.00	)(g)	9.79	(2.42)	23,310	86	0.42	0.42	2.85
12/31/2012†	10.00	0.38	(0.30)	0.08	–	–		10.08	0.80	6,399	1	0.44	0.44	12.40
JNAM Guidance - Real Assets Fund

06/30/2015	9.64	(0.00)	(0.29)	(0.29)	–	–		9.35	(3.01)	10,818	41	0.25	0.25	(0.10)
12/31/2014	9.90	0.05	(0.21)	(0.16)	(0.09)	(0.01)		9.64	(1.65)	11,294	47	0.27	0.27	0.47
12/31/2013‡	10.00	0.13	(0.23)	(0.10)	–	–		9.90	(1.00)	5,285	10	0.42	0.42	1.90
JNL/American Funds Global Growth Fund(f)

06/30/2015	11.21	0.00	0.88	0.88	–	–		12.09	7.85	66,402	1	0.51	1.14	0.07
12/31/2014	11.00	0.17	0.06	0.23	(0.02)	(0.00	)(g)	11.21	2.06	32,999	3	0.51	1.16	1.53
12/31/2013^	10.00	0.22	0.78	1.00	–	–		11.00	10.00	5,355	1	0.62	1.27	7.03
JNL/American Funds Growth Fund(f)

06/30/2015	14.86	(0.03)	0.87	0.84	–	–		15.70	5.65	135,687	6	0.69	1.19	(0.37)
12/31/2014	13.81	0.15	0.95	1.10	(0.03)	(0.02)		14.86	7.98	106,073	3	0.72	1.22	1.06
12/31/2013	10.68	0.10	3.04	3.14	(0.01)	–		13.81	29.45	48,596	4	0.82	1.32	0.81
12/31/2012*	10.00	0.20	0.48	0.68	–	–		10.68	6.80	10,429	10	0.85	1.35	2.14

*	Commenced operations on February 6, 2012.
†	Commenced operations on September 10, 2012.
‡	Commenced operations on April 29, 2013.
^	Commenced operations on September 16, 2013.
(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)
Portfolio turnover is not annualized for periods of less than one year.  Portfolio turnover rate is based on the Feeder Fund’s or Fund of Funds’ purchases or sales of the Master Fund or Underlying Funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s or underlying funds’ expenses.
(f)
The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

(g)	Amount represents less than $0.005.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL Tactical ETF Conservative Fund(e)

06/30/2015	$11.09	$0.09	$0.11	$0.20	$–		$–	$11.29	1.80%	$56,960	142%	0.82%		1.18%		1.52%
12/31/2014	11.01	0.18	0.27	0.45	(0.09)		(0.28)	11.09	4.03	51,221	85	0.92		1.22		1.65
12/31/2013	10.34	0.14	0.54	0.68	–		(0.01)	11.01	6.60	37,509	124	0.92		1.22		1.27
12/31/2012*	10.00	0.17	0.27	0.44	(0.08)		(0.02)	10.34	4.40	17,867	59	0.96		1.26		1.87
JNL Tactical ETF Moderate Fund(e)

06/30/2015	11.91	0.10	0.21	0.31	–		–	12.22	2.60	144,422	134	0.82		1.18		1.58
12/31/2014	11.84	0.19	0.35	0.54	(0.08)		(0.39)	11.91	4.53	120,281	88	0.92		1.22		1.55
12/31/2013	10.42	0.15	1.28	1.43	–		(0.01)	11.84	13.71	88,092	149	0.92		1.22		1.36
12/31/2012*	10.00	0.20	0.33	0.53	(0.09)		(0.02)	10.42	5.32	24,683	54	0.96		1.26		2.22
JNL Tactical ETF Growth Fund(e)

06/30/2015	12.41	0.10	0.33	0.43	–		–	12.84	3.46	118,976	137	0.82		1.18		1.56
12/31/2014	12.41	0.19	0.38	0.57	(0.08)		(0.49)	12.41	4.56	105,071	105	0.92		1.22		1.54
12/31/2013	10.49	0.16	1.78	1.94	–		(0.02)	12.41	18.48	74,997	172	0.92		1.22		1.35
12/31/2012*	10.00	0.22	0.41	0.63	(0.10)		(0.04)	10.49	6.28	22,321	99	0.96		1.26		2.39
JNL/AQR Risk Parity Fund(j)

06/30/2015	10.48	(0.07)	0.13	0.06	–		–	10.54	0.57	157,864	30	1.12		1.29		(1.35)
12/31/2014	10.06	(0.05)	0.86	0.81	–		(0.39)	10.48	7.95	175,540	17	1.13		1.33		(0.47)
12/31/2013^	10.00	(0.03)	0.09	0.06	–		–	10.06	0.60	311,716	69	1.14		1.34		(1.00)
JNL/BlackRock Global Long Short Credit Fund

06/30/2015	10.22	0.10	(0.03)	0.07	–		–	10.29	0.68	480,743	109	1.92	(f)	1.92	(f)	1.99
12/31/2014	10.10	0.20	(0.08)	0.12	–		–	10.22	1.19	381,489	223	2.19	(f)	2.19	(f)	1.95
12/31/2013‡	10.00	0.05	0.05	0.10	–		–	10.10	1.00	413,201	164	1.84	(f)	1.84	(f)	0.78
JNL/DFA U.S. Micro Cap Fund

06/30/2015	13.48	0.01	0.45	0.46	–		–	13.94	3.41	88,225	11	1.24		1.24		0.17
12/31/2014	14.39	(0.01)	0.28	0.27	–		(1.18)	13.48	2.05	93,215	19	1.27		1.27		(0.06)
12/31/2013	10.11	(0.01)	4.42	4.41	(0.07)		(0.06)	14.39	43.64	178,330	15	1.27		1.27		(0.10)
12/31/2012†	10.00	0.06	0.05	0.11	–		–	10.11	1.10	135,711	3	1.31		1.31		2.12
JNL/DoubleLine Total Return Fund

06/30/2015	10.62	0.17	(0.10)	0.07	–		–	10.69	0.66	1,422,825	6	0.83		0.91		3.27
12/31/2014	10.00	0.33	0.32	0.65	(0.03)		–	10.62	6.49	1,220,318	14	0.85		0.97		3.18
12/31/2013^	10.00	0.07	(0.07)	0.00	–		–	10.00	0.00	549,321	17	0.85		0.97		2.27
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

06/30/2015	9.97	0.21	0.08	0.29	–		–	10.26	2.91	494,420	31	1.45	(f)	1.45	(f)	4.17
12/31/2014	9.52	0.32	0.13	0.45	–		–	9.97	4.73	420,170	91	1.59	(f)	1.59	(f)	3.26
12/31/2013‡	10.00	0.06	(0.54)	(0.48)	–		–	9.52	(4.80)	399,531	106	1.62	(f)	1.62	(f)	0.96
JNL/Epoch Global Shareholder Yield Fund

06/30/2015	11.83	0.25	(0.52)	(0.27)	–		–	11.56	(2.28)	121,875	15	1.11		1.11		4.17
12/31/2014	11.36	0.46	0.23	0.69	(0.00	)(g)	(0.22)	11.83	6.05	57,362	12	1.17		1.17		3.83
12/31/2013	10.58	0.39	2.06	2.45	(0.37)		(1.30)	11.36	23.33	33,916	110	1.17		1.17		3.26
12/31/2012*	10.00	0.27	0.45	0.72	(0.14)		–	10.58	7.15	25,991	15	1.21		1.21		2.90

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/FAMCO Flex Core Covered Call Fund

06/30/2015	$12.35	$0.10	$(0.13)	$(0.03)	$–		$–		$12.32	(0.24)%	$213,887	30%	1.03%		1.03%		1.62%
12/31/2014	11.35	0.18	0.82	1.00	(0.00	)(g)	–		12.35	8.84	247,924	53	1.07		1.07		1.52
12/31/2013	10.20	0.20	1.10	1.30	(0.14)		(0.01)		11.35	12.71	77,663	106	1.07		1.07		1.83
12/31/2012*	10.00	0.20	0.08	0.28	(0.08)		–		10.20	2.84	28,691	162	1.11		1.11		2.13
JNL/Lazard International Strategic Equity Fund

06/30/2015	11.43	0.11	0.98	1.09	–		–		12.52	9.54	130,915	30	1.23		1.23		1.76
12/31/2014	11.60	0.12	(0.28)	(0.16)	–		(0.01)		11.43	(1.42)	123,861	40	1.27		1.27		1.02
12/31/2013‡	10.00	0.00	1.60	1.60	–		–		11.60	16.00	39,055	39	1.27		1.27		0.02
JNL/Neuberger Berman Currency Fund

06/30/2015	10.13	(0.05)	0.01	(0.04)	–		–		10.09	(0.39)	215,023	0	1.12		1.12		(1.01)
12/31/2014	9.80	(0.11)	0.44	0.33	–		–		10.13	3.37	192,626	0	1.17		1.17		(1.09)
12/31/2013	10.10	(0.11)	(0.08)	(0.19)	(0.11)		(0.00	)(g)	9.80	(1.91)	164,891	69	1.17		1.17		(1.07)
12/31/2012†	10.00	(0.03)	0.13	0.10	–		–		10.10	1.00	225,986	25	1.21		1.21		(1.09)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(j)

06/30/2015	7.74	(0.03)	(0.19)	(0.22)	–		–		7.52	(2.84)	158,086	6	1.03		1.03		(0.68)
12/31/2014¥	10.00	(0.05)	(2.21)	(2.26)	–		–		7.74	(22.60)	179,950	49	1.07		1.07		(0.80)
JNL/Nicholas Convertible Arbitrage Fund

06/30/2015	10.17	(0.16)	0.37	0.21	–		–		10.38	2.06	499,114	81	1.69	(f)	1.69	(f)	(3.11)
12/31/2014	10.55	(0.42)	0.30	(0.12)	(0.08)		(0.18)		10.17	(1.07)	436,751	116	1.84	(f)	1.84	(f)	(3.98)
12/31/2013	10.26	(0.25)	0.59	0.34	(0.00	)(g)	(0.05)		10.55	3.35	238,456	150	1.88	(f)	1.88	(f)	(2.39)
12/31/2012*	10.00	(0.36)	0.62	0.26	–		–		10.26	2.60	204,528	139	2.50		2.50		(3.99)
JNL/PIMCO Credit Income Fund

06/30/2015	10.94	0.13	(0.09)	0.04	–		–		10.98	0.37	133,422	28	0.83		0.83		2.36
12/31/2014	10.17	0.23	0.54	0.77	(0.00	)(g)	–		10.94	7.61	88,511	100	0.87		0.87		2.16
12/31/2013	10.54	0.17	(0.35)	(0.18)	(0.19)		(0.00	)(g)	10.17	(1.70)	52,473	103	0.97		0.97		1.67
12/31/2012*	10.00	0.16	0.51	0.67	(0.11)		(0.02)		10.54	6.68	33,519	79	1.01		1.01		1.71
JNL/PPM America Long Short Credit Fund

06/30/2015	9.70	0.18	(0.05)	0.13	–		–		9.83	1.34	343,745	34	1.13		1.38		3.78
12/31/2014	10.17	0.32	(0.47)	(0.15)	(0.17)		(0.15)		9.70	(1.43)	355,629	94	1.42		1.42		3.10
12/31/2013‡	10.00	0.19	(0.02)	0.17	–		–		10.17	1.70	394,352	92	1.42		1.42		2.83

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Capital Appreciation Fund

06/30/2015	$11.38	$0.05	$0.34	$0.39	$–		$–		$11.77	3.43%	$219,444	36%	1.03	(k)%	1.12%	0.82%
12/31/2014	10.51	0.09	1.13	1.22	(0.06)		(0.29)		11.38	11.63	112,930	82	1.03	(k)	1.17	0.79
12/31/2013 ^	10.00	0.02	0.52	0.54	(0.03)		(0.00	)(g)	10.51	5.45	39,085	11	1.03		1.16	0.79
JNL/The Boston Company Equity Income Fund

06/30/2015	14.36	0.09	0.11	0.20	–		–		14.56	1.39	65,212	36	0.98		0.98	1.25
12/31/2014	13.38	0.17	1.32	1.49	(0.01)		(0.50)		14.36	11.07	61,463	47	1.02		1.02	1.21
12/31/2013	10.70	0.18	3.76	3.94	(0.14)		(1.12)		13.38	36.82	37,852	102	1.02		1.02	1.43
12/31/2012 *	10.00	0.21	0.64	0.85	(0.12)		(0.03)		10.70	8.49	16,670	45	1.06		1.06	2.28
JNL/The London Company Focused U.S. Equity Fund

06/30/2015	11.35	0.05	0.28	0.33	–		–		11.68	2.91	113,954	15	1.05		1.12	0.79
12/31/2014	10.97	0.07	0.31	0.38	(0.00	)(g)	(0.00	)(g)	11.35	3.52	82,804	14	1.06		1.17	0.66
12/31/2013 ^	10.00	0.02	0.95	0.97	–		–		10.97	9.70	7,239	3	1.06		1.17	0.52
JNL/Van Eck International Gold Fund(i)

06/30/2015	4.39	(0.01)	(0.26)	(0.27)	–		–		4.12	(6.15)	39,796	16	1.24		1.24	(0.42)
12/31/2014	4.69	(0.03)	(0.26)	(0.29)	(0.01)		–		4.39	(6.13)	81,447	55	1.27		1.27	(0.62)
12/31/2013	9.02	(0.02)	(4.30)	(4.32)	(0.01)		–		4.69	(47.90)	116,757	33	1.29		1.29	(0.31)
12/31/2012 †	10.00	(0.02)	(0.96)	(0.98)	–		–		9.02	(9.80)	98,607	1	1.31		1.31	(0.72)
JNL/WCM Focused International Equity Fund

06/30/2015	10.42	0.06	0.59	0.65	–		–		11.07	6.24	284,122	15	1.21		1.22	1.02
12/31/2014	10.52	0.02	(0.12)	(0.10)	–		(0.00	)(g)	10.42	(0.94)	233,928	18	1.25		1.27	0.19
12/31/2013 ^	10.00	(0.01)	0.53	0.52	–		–		10.52	5.20	8,511	10	1.25		1.27	(0.49)

*	Commenced operations on February 6, 2012.
†	Commenced operations on September 10, 2012.
‡	Commenced operations on April 29, 2013.
^	Commenced operations on September 16, 2013.
¥	Commenced operations on April 28, 2014.
(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)
Portfolio turnover is not annualized for periods of less than one year.  Fixed Income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying funds' expenses.
(f)
The ratio of net expenses and total expenses to average net assets without dividend on securities sold short, short holdings borrowing fees and interest expense was as follows for the period indicated:

	June 30, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Global Long Short Credit Fund	1.38%	1.43%	1.42%	N/A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1.38	1.43	1.43	N/A
JNL/Nicholas Convertible Arbitrage Fund	1.28	1.31	1.32	1.36%

(g)	Amount represents less than $0.005.
(h)	Total return for the JNL/Franklin Templeton Frontier Markets Fund includes a reimbursement from the sub-adviser due to certain investment losses. The return without the reimbursement was 18.30%.
(i)	Consolidated Financial Statements starting year ended December 31, 2013.
(j)	Consolidated Financial Statements since commencement of operations.
(k)
The ratio of net expenses to average net assets for JNL/T. Rowe Price Capital Appreciation Fund includes a reimbursement of 0.01% for advisory fees waived by the sub-adviser related to advisory fees earned on an affiliated investment held by the Fund.

Please add the following, as Appendix A.

THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 28, 2015.

Version 1

Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 28, 2015, unless otherwise noted below.

General Items:

Effective May 29, 2015, please delete all references to Fiduciary Asset Management LLC and replace with Ziegler Capital Management, LLC.

This supplement reflects the following fund change and associated Investment Sub-Adviser change:

Current Fund (and Sub-Adviser)	New Fund Name (and Sub-Adviser)
JNL/Franklin Templeton Frontier Markets Fund (Sub-Adviser: Templeton Asset Management Ltd.)	JNL/Mellon Capital Frontier Markets 100 Index Fund (Sub-Adviser: Mellon Capital Management Corporation)

As a result of the above fund change, please delete all references to the JNL/Franklin Templeton Frontier Markets Fund and replace them with the JNL/Mellon Capital Frontier Markets 100 Index Fund.

This supplement discloses the following fund mergers:

Acquired Fund	Acquiring Fund
1) JNAM Guidance – Equity Income Fund, a series of Jackson Variable Series Trust	JNL/The Boston Company Equity Income Fund, a series of Jackson Variable Series Trust
2) JNL/Franklin Templeton Natural Resources Fund, a series of Jackson Variable Series Trust	JNL/BlackRock Natural Resources Fund, a series of JNL Series Trust

As a result of the above mergers, please remove all references to the following funds:

JNAM Guidance – Equity Income Fund
JNL/Franklin Templeton Natural Resources Fund

Please delete “VIII. Privacy Policy Statement” from the Table of Contents and replace it with the following item:

VIII.          Appendix A
1

JNL/DFA U.S. Micro Cap Fund:

In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management,” for the JNL/DFA U.S. Micro Cap Fund, please remove the line item relating to Bhanu P. Singh and add the following:

Name:	Joined Fund Management Team In:	Title:
Joel Schneider	July 2015	Senior Portfolio Manager and Vice President, DFA

JNL/Franklin Templeton Frontier Markets Fund:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for the JNL/Franklin Templeton Frontier Markets Fund in its entirety and replace it with the following:

JNL/Mellon Capital Frontier Markets 100 Index Fund
(formerly, JNL/Franklin Templeton Frontier Markets Fund)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com. The current Prospectus and SAI, both dated April 27, 2015, as supplemented September 28, 2015, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/Mellon Capital Frontier Markets 100 Index Fund (the “Fund”) is to track the performance of the MSCI Frontier Markets 100 Index, which measures the investment returns of stocks issued by companies in frontier market countries.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.80%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or the “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$82	$255	$444	$990

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

The portfolio turnover reflected above reflects the Fund’s results when managed by the previous sub-adviser, Templeton Asset Management Ltd., utilizing an active investment strategy.

2

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Frontier Markets 100 Index (the “Index”), including depositary receipts representing interests in securities included in the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and/or European Depositary receipts (“EDRs”).

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis, but attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index, in relatively the same proportions as those stocks are represented in the Index.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

As of April 30, 2015, the Index considers “frontier markets countries” to include Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, and Vietnam.

The Fund may also invest in derivative securities (typically, futures contracts) and exchange-traded funds (typically, frontier markets, emerging markets, and/or single country exchange-traded funds) for the purpose of managing cash flows and converting balance sheet accruals into equity positions.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also concentrated.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Concentration risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies and in securities that trade, or receive revenues, in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency will decline in value relative to the currency being hedged. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and, speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.  Depositary receipts may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a

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greater extent than in developed markets.  Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  As a result of these risks, investments in emerging market securities tend to be more volatile than investments in developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions.  This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.   There may be less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer

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may cause greater fluctuation of total return and share price of a non-diversified portfolio.
•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  When a Fund enters into certain contracts with counterparties, such as over-the-counter derivatives contracts, it faces the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.  If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of the Fund.  The performance information shown reflects the Fund’s results when managed by the previous sub-adviser, Templeton Asset Management, Ltd., utilizing an active investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective September 28, 2015, in conjunction with the change in the Fund’s investment objective to track the performance of the MSCI Frontier Markets 100 Index, the Fund replaced the MSCI Frontier Markets Index with the MSCI Frontier Markets 100 Index as its benchmark.

Annual Total Returns as of December 31

Best Quarter (ended 12/31/2013): 7.95%; Worst Quarter (ended 12/31/2014): -18.28%

Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (September 10, 2012)
JNL/Mellon Capital Frontier Markets 100 Index Fund	-14.98%	2.18%
MSCI Frontier Markets 100 Index (Fund Benchmark) (Net) (reflects no deduction for fees, expenses or taxes)	4.99%	16.24%
MSCI Frontier Markets Index (Net) (reflects no deduction for fees, expenses or taxes)	6.84%	17.08%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC. Effective April 27, 2015, Jackson National Asset Management, LLC became the Investment Adviser to the Fund.

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”). Effective September 28, 2015, Mellon Capital became the Sub-Adviser to the Fund.

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Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	September 2015	Managing Director, Mellon Capital
Richard A. Brown	September 2015	Managing Director, Mellon Capital
Thomas J. Durante	September 2015	Managing Director, Mellon Capital

Purchase and Redemption of Fund Shares
Only separate accounts and qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including funds of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in the Fund or through a qualified plan in which you are a participant.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund’s shareholders are separate accounts and qualified plans of Jackson or Jackson NY and mutual funds owned directly or indirectly by them.  Accordingly, the Fund’s dividends and other distributions are not taxable to you, the contract owner or plan participant, and no discussion is included about the Federal personal income tax consequences to you.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion therein of those consequences.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

JNL/Nicholas Convertible Arbitrage Fund:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the sub-section “Principal Investment Strategies,” for the JNL/Nicholas Convertible Arbitrage Fund in its entirety and replace it with the following:

Principal Investment Strategies.  The Fund’s investment strategy focuses on taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.  In seeking to identify potential investments, Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), implements an investment approach that focuses on individual issuers, particularly small- and mid-capitalization issuers, through a combination of traditional credit analysis and fundamental and quantitative equity research.

The Fund may gain exposure to convertible securities through “synthetic” means, including Equity-Linked Notes (“ELNs”).   The ELNs in which the Fund expects to invest typically will be unsecured senior bonds with returns linked to underlying equity securities (e.g., a single stock or basket of stocks) selected by the Sub-Adviser.  Similar to the Sub-Adviser’s investment strategy with respect to convertible securities, the Sub-Adviser generally will hedge the Fund’s investments in ELNs and other synthetic convertible securities by taking short positions in shares of the underlying equity exposure.  Under normal market conditions, the Fund’s exposure to ELNs would typically not exceed 10% of the Fund’s total market value.

In the section entitled “Summary Overview of Each Fund” for the JNL/Nicholas Convertible Arbitrage Fund, under “Principal Risks of Investing in the Fund,” please add the following risks:

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•
Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Please add the following, as Appendix A.

THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 28, 2015.

(To be used with JMV8037 04/15, JMV8037BE 04/15, JMV8037NY 04/15, JMV803BENY 04/15.)

CMV16078 09/15

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Version 2

PROSPECTUS
April 27, 2015
JACKSON VARIABLE SERIES TRUST

This Prospectus provides you with the basic information you should know before investing in the Jackson Variable Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  This Prospectus currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/DoubleLine® Total Return Fund
JNL/PIMCO Credit Income Fund

For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”) dated April 27, 2015, which is incorporated by reference into (which means it legally is a part of) this Prospectus.

The Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Summary Prospectus – April 27, 2015

JNL/DoubleLine® Total Return Fund
(formerly, Curian/DoubleLine® Total Return Fund)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com. The current Prospectus and SAI, both dated April 27, 2015, as supplemented September 28, 2015, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective. The investment objective of the JNL/DoubleLine® Total Return Fund (the “Fund”) is to seek to maximize total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.17%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.88%
Less Waiver/Reimbursement[3]	(0.02)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.86%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or the “Adviser”).
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

[3]
JNAM has entered into a contractual agreement with the Fund under which it will waive 0.02% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

[4]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$88	$279	$486	$1,082

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds. Bonds include debt securities and other fixed income instruments issued by governmental or private-sector entities. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization.

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Bonds rated below investment grade, or unrated securities that are determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal circumstances, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed its target.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asset-based securities risk – Asset-based securities are fixed income securities whose value is related to the market price of a certain natural resources, such as precious metals, as well as other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of their related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•	Collateralized debt obligations risk – Collateralized debt obligations (CDOs) are subject to credit, interest rate, valuation, prepayment and extension risks.  In addition, CDOs carry additional risks, including but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment returns achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of a forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
•
Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.

•
Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

2

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the prices of bonds and other fixed income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in using these investment strategies may not produce the returns expected by the investment manager, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

•
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

•
Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.

•
Securities or sector risk – Investment in securities held by the Fund could underperform other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.

3

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  When a Fund enters into certain contracts with counterparties, such as over-the-counter derivatives contracts, it faces the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.  If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Best Quarter (ended 3/31/2014): 2.40%; Worst Quarter (ended 9/30/2014): 0.77%

Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (September 16, 2013)
JNL/DoubleLine® Total Return Fund	6.49%	4.99%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	5.54%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC. Effective April 27, 2015, Jackson National Asset Management, LLC became the Investment Adviser to the Fund.

Sub-Adviser:
DoubleLine Capital LP (“DoubleLine”)

4

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2013	Chief Executive Officer, DoubleLine
Philip A. Barach	September 2013	President, DoubleLine

Purchase and Redemption of Fund Shares
Only separate accounts and qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including funds of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in the Fund or through a qualified plan in which you are a participant.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund’s shareholders are separate accounts and qualified plans of Jackson or Jackson NY and mutual funds owned directly or indirectly by them.  Accordingly, the Fund’s dividends and other distributions are not taxable to you, the contract owner or plan participant, and no discussion is included about the Federal personal income tax consequences to you.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion therein of those consequences.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

Summary Prospectus – April 27, 2015

JNL/PIMCO Credit Income Fund
(formerly, Curian/PIMCO Credit Income Fund)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com. The current Prospectus and SAI, both dated April 27, 2015, as supplemented September 28, 2015, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/PIMCO Credit Income Fund (the “Fund”) is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses[2]	0.77%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or the “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$79	$246	$428	$954

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”).  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher (or equivalent) by a nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

6

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – Investments in foreign currencies and in securities that trade, or receive revenues, in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency will decline in value relative to the currency being hedged. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets.  Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  As a result of these risks, investments in emerging market securities tend to be more volatile than investments in developed countries.
•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions.  This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

7

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions or  derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

•
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

•
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•
Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap.  A short sale may be affected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure.  Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.  By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks.  The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss more than it would be without the use of leverage.  Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

8

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Best Quarter (ended 6/30/2014): 3.26%; Worst Quarter (ended 6/30/2013):  -3.78%

Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (February 6, 2012)
JNL/PIMCO Credit Income Fund	7.61%	4.26%
Barclays U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)	7.53%	4.25%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC. Effective April 27, 2015, Jackson National Asset Management, LLC became the Investment Adviser to the Fund.

Sub-Adviser:
Pacific Investment Management Company LLC (“PIMCO”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Mark R. Kiesel	March 2012	Managing Director, PIMCO

Purchase and Redemption of Fund Shares
Only separate accounts and qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including funds of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in the Fund or through a qualified plan in which you are a participant.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

9

Tax Information
The Fund’s shareholders are separate accounts and qualified plans of Jackson or Jackson NY and mutual funds owned directly or indirectly by them.  Accordingly, the Fund’s dividends and other distributions are not taxable to you, the contract owner or plan participant, and no discussion is included about the Federal personal income tax consequences to you.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion therein of those consequences.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

(To be used with JMV9476 04/15, JMV8798 04/15, VC4224 04/15, JMV9476ML 04/15, JMV5763ML 04/15, JMV9476WF 04/15, JMV5763WF 04/15, JMV9476NY 04/15, NV4224 04/15, JMV9476WFNY 04/15, NV4224WF 04/15, VC3656 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, JMV7697NY 04/15, NV5890 04/15, JMV9476L 04/15, JMV9476LNY 04/15, JMV7698 04/15, VC5869 04/15, JMV7698NY 04/15, NV5869 04/15, VC3657 04/15, NV3784 04/15, JMV2731 04/15, NMV2731 04/15, VC5526 04/15, NV5526 04/15, VC3723 04/15, FVC4224FT 04/15.)

CMV16079 09/15

10

SAI

Supplement Dated September 28, 2015
To The Statement of Additional Information
Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 28, 2015, unless otherwise noted below.

Effective May 29, 2015, please delete all references to Fiduciary Asset Management LLC and replace with Ziegler Capital Management, LLC.

This supplement reflects the following fund change and associated Investment Sub-Adviser change:

Current Fund (and Sub-Adviser)	New Fund Name (and Sub-Adviser)
JNL/Franklin Templeton Frontier Markets Fund (Sub-Adviser: Templeton Asset Management Ltd.)	JNL/Mellon Capital Frontier Markets 100 Index Fund (Sub-Adviser: Mellon Capital Management Corporation)

As a result of the above fund change, please delete all references to the JNL/Franklin Templeton Frontier Markets Fund and replace them with the JNL/Mellon Capital Frontier Markets 100 Index Fund.

This supplement discloses the following fund mergers:

Acquired Fund	Acquiring Fund
1) JNAM Guidance – Equity Income Fund, a series of Jackson Variable Series Trust	JNL/The Boston Company Equity Income Fund, a series of Jackson Variable Series Trust
2) JNL/Franklin Templeton Natural Resources Fund, a series of Jackson Variable Series Trust	JNL/BlackRock Natural Resources Fund, a series of JNL Series Trust

As a result of the above mergers, please remove all references to the following funds:

JNAM Guidance – Equity Income Fund
JNL/Franklin Templeton Natural Resources Fund

1

On page 9, in the section entitled “Common Types of Instruments and Management Practices (All Funds Except Feeder Funds),” please delete the seventh and eighth paragraphs under “Convertible and Exchangeable Securities” in their entirety and replace with the following paragraphs:

More flexibility is possible in the assembly of a synthetic convertible security, such as an Equity-Linked Note (“ELN”), than in the purchase of a convertible security.  Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when believed that such a combination may better achieve a Fund’s investment objective.  A synthetic convertible security may be a more flexible investment in that its two components may be purchased separately.  For example, a Fund may purchase an ELN (a hybrid fixed income instrument) whose return is partially dependent upon the performance of an underlying equity (stock, basket of stocks, index, basket of indexes, or some mix of these).  These instruments are generally designed for the over-the-counter (“OTC”) institutional investment market.  However, there are a growing number of exchange traded ELNs available.

A holder of a synthetic convertible security, including an ELN, faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security.  Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost.  Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

On page 16, in the section entitled “Common Types of Instruments and Management Practices (All Funds Except Feeder Funds),” please delete the first and second paragraphs under “Risk of Developing (Emerging Market) Countries” in their entirety and replace with the following paragraphs:

Risk of Developing (Emerging Market) Countries. Certain of the Funds may invest in securities of developing (emerging market) countries, including foreign markets.   While subject to reasonable interpretation, developing countries are generally those countries which are not included in the MSCI World Index.  Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an OTC market, in a developing country.  Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general.  A number of developing countries restrict, to varying degrees, foreign investment in stocks.  Certain investors may not be able to participate in favorable corporate action events.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries.  Foreign exchange transactions may need to be executed with authorized agents, and there may not be any guarantee of execution in a timely manner.    A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.  Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. News and information about companies and corporate events may be limited or restricted. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments.

On page 17, in the section entitled “Common Types of Instruments and Management Practices (All Funds Except Feeder Funds),” please delete the third and fourth paragraphs under “Frontier market countries risk” in their entirety and replace with the following paragraphs:

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit

2

the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, and/or impose additional taxes on foreign investors. Certain investors may not be able to participate in favorable corporate action events.  Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. Foreign exchange transactions may need to be executed with authorized agents, and there may not be any guarantee of execution in a timely manner.   In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.  News and information about companies and corporate events may be limited or restricted.

On page 62, in the section entitled “Fundamental and Operating Policies-Operating Policies,” please add the following section for the JNL/Mellon Capital Frontier Markets 100 Index Fund:

(a)	Under normal market conditions, the Fund invests at least 80% of its net assets in stocks included in the MSCI Frontier Markets 100 Index.

On pages 75-80, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of August 31, 2015, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.  Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of a Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the 1940 Act.

3

As of August 31, 2015, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/AQR Risk Parity Fund
	JNAM Guidance – Alt 100 Fund 1 Corporate Way Lansing, MI 48951	27.70%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	14.40%
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	11.56%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	8.74%
JNL/BlackRock Global Long Short Credit Fund
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	34.41%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	15.33%
	JNL Alt 65 Fund 1 Corporate Way Lansing, MI 48951	9.58%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	7.38%
	JNAM Guidance – Alt 100 Fund 1 Corporate Way Lansing, MI 48951	6.40%
	JNAM Guidance – Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	5.06%
JNL/DFA U.S. Micro Cap Fund
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	21.88%
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	16.54%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	16.52%
JNL/DoubleLine® Total Return Fund
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing, MI 48951	16.03%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	11.87%
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing, MI 48951	8.71%
	JNL Disciplined Moderate Fund 1 Corporate Way Lansing, MI 48951	7.85%

4

Fund	Name and Address	Percentage of Shares Owned
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	7.66%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	6.88%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing, MI 48951	6.79%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	6.53%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	5.99%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	33.33%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	17.54%
	JNAM Guidance – Alt 100 Fund 1 Corporate Way Lansing, MI 48951	12.53%
	JNL Alt 65 Fund 1 Corporate Way Lansing, MI 48951	10.15%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	8.61%
	JNAM Guidance – Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	5.05%
JNL/Epoch Global Shareholder Yield Fund
	JNAM Guidance – Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	24.14%
	JNAM Guidance – Equity Income Fund 1 Corporate Way Lansing, MI 48951	21.63%
	JNAM Guidance – Growth Fund 1 Corporate Way Lansing, MI 48951	9.05%
	JNAM Guidance – Moderate Fund 1 Corporate Way Lansing, MI 48951	9.04%
	JNAM Guidance – Maximum Growth Fund 1 Corporate Way Lansing, MI 48951	7.06%
JNL/FAMCO Flex Core Covered Call Fund
	JNAM Guidance – Alt 100 Fund 1 Corporate Way Lansing, MI 48951	11.96%
	JNAM Guidance – Equity Income Fund 1 Corporate Way Lansing, MI 48951	7.06%

5

Fund	Name and Address	Percentage of Shares Owned
	JNAM Guidance – Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	6.49%
JNL/Lazard International Strategic Equity Fund
	JNAM Guidance – Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	30.15%
	JNAM Guidance – Maximum Growth Fund 1 Corporate Way Lansing, MI 48951	12.32%
	JNAM Guidance – Growth Fund 1 Corporate Way Lansing, MI 48951	11.54%
	JNAM Guidance – Moderate Fund 1 Corporate Way Lansing, MI 48951	9.81%
	JNAM Guidance – Equity 100 Fund 1 Corporate Way Lansing, MI 48951	6.58%
JNL/Neuberger Berman Currency Fund
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	46.20%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	24.23%
	JNL Alt 65 Fund 1 Corporate Way Lansing, MI 48951	13.24%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	10.02%
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	38.14%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	26.54%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	10.32%
	JNL Alt 65 Fund 1 Corporate Way Lansing, MI 48951	10.12%
	JNAM Guidance – Alt 100 Fund 1 Corporate Way Lansing, MI 48951	8.40%
JNL/Nicholas Convertible Arbitrage Fund
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	28.54%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	14.82%
	JNAM Guidance – Alt 100 Fund 1 Corporate Way Lansing, MI 48951	9.81%

6

Fund	Name and Address	Percentage of Shares Owned
	JNL Alt 65 Fund 1 Corporate Way Lansing, MI 48951	8.56%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	6.14%
JNL/PIMCO Credit Income Fund
	JNAM Guidance – Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	22.76%
	JNAM Guidance – Moderate Fund 1 Corporate Way Lansing, MI 48951	21.31%
	JNAM Guidance – Conservative Fund 1 Corporate Way Lansing, MI 48951	9.73%
	JNAM Guidance – Fixed Income 100 Fund 1 Corporate Way Lansing, MI 48951	5.72%
JNL/PPM America Long Short Credit Fund
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	43.25%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	21.40%
	JNL Alt 65 Fund 1 Corporate Way Lansing, MI 48951	13.17%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	9.69%
	JNAM Guidance – Alt 100 Fund 1 Corporate Way Lansing, MI 48951	5.26%
JNL/T. Rowe Price Capital Appreciation Fund
	JNAM Guidance – Moderate Fund 1 Corporate Way Lansing, MI 48951	9.80%
JNL/The Boston Company Equity Income Fund
	JNAM Guidance – Equity Income Fund 1 Corporate Way Lansing, MI 48951	15.55%
JNL/The London Company Focused U.S. Equity Fund
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	51.35%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	38.35%
JNL/WCM Focused International Equity Fund
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing, MI 48951	22.11%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing, MI 48951	21.03%

7

Fund	Name and Address	Percentage of Shares Owned
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing, MI 48951	20.48%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing, MI 48951	14.89%
	JNL Disciplined Growth Fund 1 Corporate Way Lansing, MI 48951	9.16%
	JNL Disciplined Moderate Fund 1 Corporate Way Lansing, MI 48951	5.97%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant investment divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  As of August 31, 2015, no persons were deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of the Fund(s).

On page 91, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” for the sub-section “Investment Sub-Advisers and Portfolio Managers” relating to “Dimensional Fund Advisors LP,” please delete the sub-section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest” in its entirety and replace it with the following:

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of July 31, 2015:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Joseph H. Chi	111	$266,721	21	$11,965	87	$24,328
Jed S. Fogdall	111	$266,721	21	$11,965	87	$24,328
Henry F. Gray	88	$201,727	8	$7,322	46	$15,499
Joel Schneider	12	$40,072	3	$5,968	19	$4,780

8

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Joseph H. Chi	0	$0	1	$179	3	$1,236
Jed S. Fogdall	0	$0	1	$179	3	$1,236
Henry F. Gray	0	$0	1	$179	2	$1,100
Joel Schneider	0	$0	1	$179	0	$0

On page 92, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” for the sub-section “Investment Sub-Advisers and Portfolio Managers” relating to “Dimensional Fund Advisors LP,” please delete the sub-section entitled “Security Ownership of Portfolio Managers for the JNL/DFA U.S. Micro Cap Fund as of December 31, 2014” in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/DFA U.S. Micro Cap Fund as of July 31, 2015

Security Ownership of Portfolio Manager(s)	Joseph H. Chi	Jed S. Fogdall	Henry F. Gray	Joel Schneider
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 99, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the first paragraph in the section entitled “Fiduciary Asset Management LLC (“FAMCO”)” in its entirety and replace with the following paragraph:

Ziegler Capital Management, LLC (“Ziegler”)

Ziegler Capital Management, LLC, located at 70 West Madison Street, Suite 2400, Chicago, IL 60602, serves as Sub-Adviser to the JNL/FAMCO Flex Core Covered Call Fund.  Ziegler Capital Management, LLC, a Michigan limited liability company, is a wholly owned subsidiary of Stifel Financial Corporation, a financial services holding company.

On pages 101-103, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the section entitled “Franklin Advisers, Inc. (“Franklin”)” in its entirety.

9

On page 106, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the first paragraph under “Mellon Capital Management Corporation” in its entirety and replace it with the following:

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL ETF Tactical Conservative Fund, the JNL Tactical ETF Moderate Fund, the JNL Tactical ETF Growth Fund, and the JNL/Mellon Capital Frontier Markets 100 Index Fund.  Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

On page 106, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the second paragraph under the heading “Passively Managed and Actively Managed Mutual Fund Portfolio Manager Compensation” for “Mellon Capital Management Corporation” in its entirety and replace it with the following:

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. The performance period under which annual incentive opportunities are earned covers the January 1 through December 31st calendar year.  The compensation for each individual is evaluated on a total compensation basis, in which combined salaries and incentives are reviewed against competitive market data (benchmarks) for each position annually. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

On page 107, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” for the sub-section “Investment Sub-Advisers and Portfolio Managers” relating to “Mellon Capital Management Corporation,” please delete the sub-section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” in its entirety and replace it with the following:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of June 30, 2015:

JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund, and JNL/Mellon Capital Frontier Markets 100 Index Fund

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Karen Q. Wong	115	$122,945	91	$83,351	82	$109,602
Richard A. Brown	115	$122,945	91	$83,351	82	$109,602
Thomas Durante	115	$122,945	91	$83,351	82	$109,602

10

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Karen Q. Wong	0	$0	0	$0	0	$0
Richard A. Brown	0	$0	0	$0	0	$0
Thomas Durante	0	$0	0	$0	0	$0

On page 110, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” for the sub-section “Investment Sub-Advisers and Portfolio Managers” relating to “Mellon Capital Management Corporation,” please delete the sub-section entitled “Security Ownership of Portfolio Managers for the JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, and JNL Tactical ETF Growth Fund as of December 31, 2014” in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund, and JNL/Mellon Capital Frontier Markets 100 Index Fund as of June 30, 2015

Security Ownership of Portfolio Managers	Karen Q. Wong	Richard A. Brown	Thomas Durante
NONE	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 123-125, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the section entitled “Templeton Asset Management Limited” in its entirety.

On page 134, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Sub-Advisory Fees,” please add the following row to the table:

FUND*	ASSETS	FEES
JNL/Mellon Capital Frontier Markets 100 Index Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%

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On page 137, please add the following paragraphs before the section entitled “Investment Management Arrangement Applicable to the JNL/American Funds Feeder Funds.”

THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL FRONTIER MARKETS 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
12

Effective October 1, 2015, on page 140, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Administrative Fee,” please delete the first four paragraphs in their entirety and replace them with the following:

Administrative Fee.  Each of the Funds pays an Administrative Fee to Jackson National Asset Management, LLC (“Administrator”).

Funds	Assets	Administrative Fee
JNAM Guidance – Interest Rate Opportunities Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Conservative Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Moderate Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Growth Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Moderate Growth Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Maximum Growth Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Alt 100 Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Equity 100 Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Fixed Income 100 Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNAM Guidance – Real Assets Fund	$0 to $3 billion Over $3 billion	.05% .045%
JNL Tactical ETF Conservative Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL Tactical ETF Moderate Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL Tactical ETF Growth Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/American Funds® Global Growth Fund	$0 to $3 billion Over $3 billion	.10% .09%
JNL/American Funds® Growth Fund	$0 to $3 billion Over $3 billion	.10% .09%
JNL/AQR Risk Parity Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/BlackRock Global Long Short Credit Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/DFA U.S. Micro Cap Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/DoubleLine® Total Return Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Epoch Global Shareholder Yield Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/FAMCO Flex Core Covered Call Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Mellon Capital Frontier Markets 100 Index Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Neuberger Berman Currency Fund	$0 to $3 billion Over $3 billion	.15% .13%

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Funds	Assets	Administrative Fee
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Nicholas Convertible Arbitrage Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/PIMCO Credit Income Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/PPM America Long Short Credit Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/The Boston Company Equity Income Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/The London Company Focused U.S. Equity Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/Van Eck International Gold Fund	$0 to $3 billion Over $3 billion	.15% .13%
JNL/WCM Focused International Equity Fund	$0 to $3 billion Over $3 billion	.15% .13%

This Supplement is dated September 28, 2015.

(To be used with CMV8711 04/15 and CMV8711PROXY 04/15.)

CMX16082 09/15

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